Shareholder Report, Average Annual Return (Details) 196845_Osterweis Opportunity Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Osterweis Opportunity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTGX (without sales charge)
Average Annual Return, Percent	13.34%	0.53%	13.56%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	17.80%	12.06%	14.16%
Russell 2000 Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth
Average Annual Return, Percent	23.58%	1.62%	9.79%